Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2023
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$6,033	5.4	$349
Pay-fixed interest rate swap agreements - securities available for sale	148,895	3.9	15,287
Pay-fixed interest rate swap agreements - installment	100,000	3.4	(1,228)
Pay-fixed interest rate swap agreements - mortgage	100,000	4.3	(2,131)
Interest rate cap agreements - securities available for sale	40,970	4.3	456
Total	$395,898	3.9	$12,733

Cash flow hedge designation
Interest rate floor agreements - commercial	$150,000	3.5	$4,221

No hedge designation
Rate-lock mortgage loan commitments	$18,081	0.1	$173
Mandatory commitments to sell mortgage loans	30,442	0.1	(279)
Pay-fixed interest rate swap agreements - commercial	379,012	5.9	7,169
Pay-variable interest rate swap agreements - commercial	379,012	5.9	(7,169)
Total	$806,547	5.5	$(106)

	2022
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$6,401	6.4	$447
Pay-fixed interest rate swap agreements - securities available for sale	148,895	4.8	19,906
Pay-fixed interest rate swap agreements - installment	25,000	2.0	77
Interest rate cap agreements - securities available for sale	40,970	5.3	931
Total	$221,266	4.6	$21,361

No hedge designation
Rate-lock mortgage loan commitments	$19,918	0.1	$(1,056)
Mandatory commitments to sell mortgage loans	49,258	0.1	315
Pay-fixed interest rate swap agreements - commercial	279,005	6.0	17,063
Pay-variable interest rate swap agreements - commercial	279,005	6.0	(17,063)
Total	$627,186	5.3	$(741)

Schedule of Derivative Instruments in Statement of Financial Condition, Fair Value
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2023		2022		2023		2022
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$15,636	Other assets	$20,430	Other liabilities	$3,359	Other liabilities	$—
Interest rate cap agreements	Other assets	456	Other assets	931	Other liabilities	—	Other liabilities	—
Interest rate floor agreements	Other assets	4,221	Other assets	—	Other liabilities	—	Other liabilities	—
		20,313		21,361		3,359		—
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$173	Other assets	$—	Other liabilities	$—	Other liabilities	$1,056
Mandatory commitments to sell mortgage loans	Other assets	—	Other assets	315	Other liabilities	279	Other liabilities	—
Pay-fixed interest rate swap agreements - commercial	Other assets	12,683	Other assets	17,567	Other liabilities	5,514	Other liabilities	504
Pay-variable interest rate swap agreements - commercial	Other assets	5,514	Other assets	504	Other liabilities	12,683	Other liabilities	17,567
		18,370		18,386		18,476		19,127
Total derivatives		$38,683		$39,747		$21,835		$19,127

Derivative Instruments, Gain (Loss)
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2023	2022	2021		2023	2022	2021		2023	2022	2021
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$(98)	$831	$392
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	(4,619)	15,493	4,398
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	(1,305)	77	—
Pay-fixed interest rate swap agreements - Mortgage								Interest and fees on loans	(2,131)	—	—
Interest rate cap agreements - securities available for sale	$(848)	$—	$—	Interest on securities available for sale - tax - exempt	$(262)	$—	$—	Interest on securities available for sale - tax - exempt	90	—	—
Interest rate cap agreements - installment	—	—	—	Interest and fees on loans	—	—	—	Interest and fees on loans	(14)	—	—
Total	$(848)	$—	$—		$(262)	$—	$—		$(8,077)	$16,401	$4,790
Cash Flow Hedges
Interest rate floor agreements - commercial	$635	$—	$—	Interest expense	$(175)	$—	$—	Interest and fees on loans	$(175)	$—	$—
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$1,229	$(3,196)	$(4,880)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(594)	383	873
Pay-fixed interest rate swap agreements - commercial								Interest income	(9,894)	22,242	4,521
Pay-variable interest rate swap agreements -commercial								Interest income	9,894	(22,242)	(4,521)
Interest rate swaption agreement								Net gains on mortgage loans	—	(186)	(2)
Pay-variable interest rate swap agreement								Non-interest expense - other	(12)	—	—
Pay-fixed interest rate swap agreements								Interest expense	—	—	295
Interest rate cap agreements								Interest expense	—	245	30
Purchased options								Interest expense	—	—	(42)
Written options								Interest expense	—	—	42
Total									$623	$(2,754)	$(3,684)